SCHEDULE OF DEFERRED TAX ASSET (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Accrued expenses		$ 65,011
Fixed and intangible assets	173,462	(54,219)
Allowance for doubtful accounts	53,807	13,884
Stock Options	102,019
Warrant amortization	208,103	211,142
Net operating loss - Federal	6,944,521	5,328,850
Net operating loss - States	225,032	189,695
Deferred tax asset, gross	7,706,944	5,754,363
Less: Valuation allowance	(7,706,944)	(5,754,363)
Net deferred tax asset